Long Term Incentive Plan (Textual) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 11, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense	$ 1,500,000	$ 1,783,000	$ 3,357,000	$ 1,734,000
Long-term incentive plan, increase in available awards					871,750,000
Long term incentive plan available for future grant		920,193,000	54,827	62,246
Grants issued under long term incentive plan		25.00%
Total fair value of vested units		1,900,000	1,200,000	900,000
Compensation cost related unvested awards		1,400,000	2,700,000	3,800,000
Weighted average period cost recognized		1 year 3 months 18 days
Phantom units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense			$ 3,400,000	$ 1,700,000